SCHEDULE OF EMPLOYEE BENEFITS EXPENSE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Employee Benefits Expense
Salaries and wages	$ 4,938,516	$ 4,490,186	$ 2,480,336
Director fees	288,024	288,024	288,024
Superannuation contribution	415,128	347,018	203,242
Share-based payments	125,500	437,508	714,577
Other employee costs	440,898	305,919	182,152
Total employee benefits expenses	$ 6,208,066	$ 5,868,655	$ 3,868,331